UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri, Menlo Park, CA, October 18, 2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      43
Form 13F Information Table Value Total:       $104,206


List of Other Included Managers:

No.   13F File Number        Name





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                                                          FORM 13F INFORMATION TABLE
				Class			MktVal Shares/	INVST	OTH	VOTING AUTORITY
Name of Issuer		Title	CUSIP		x$1000 Prn Amt	DSCRT	MGRS	SOLE		SHR	NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

Allied Waste Indus.	COM	019589308	1043	 81840 SH	SOLE		81840		0	0
Americn Intl Grp Inc	COM	026874107	3847	 49321 SH	SOLE		49321		0	0
AMGEN Inc.			COM	031162100	3054	 51970 SH	SOLE		51970		0	0
Applied Matls. Inc.	COM	038222105	1576	 55410 SH	SOLE		55410		0	0
Archstone Comm. Tr	COM	039581103	3246	124360 SH	SOLE		124360	0	0
Avalon Bay Comm Inc.	COM	053484101	3573	 74825 SH	SOLE		74825		0	0
Aventis ADR			COM	053561106	3189	 42465 SH	SOLE		42465		0	0
Bed Bath & Beynd Inc	COM	075896100	3000	117840 SH	SOLE		117840	0	0
Boston Prop. Inc.		COM	101121101	3045	 79855 SH	SOLE		79855		0	0
Calpine Corp.		COM	131347106	1950	 85495 SH	SOLE		85495		0	0
Cisco Systems Inc.	COM	17275R102	 125	 10284 SH	SOLE		10284		0	0
Citigroup Inc.		COM	172967101	2638	 65125 SH	SOLE		65125		0	0
Commerce Group Inc	COM	200641108	1843	 48505 SH	SOLE		48505		0	0
Equity Office Prop	COM	294741103	3166	 98945 SH	SOLE		98945		0	0
Equity Residential	COM	29476L107	3367	 57654 SH	SOLE		57654		0	0
Fifth Third Bancrp	COM	316773100	3666	 59635 SH	SOLE		59635		0	0
Flowserve Corp.		COM	34354P105	 964	 48790 SH	SOLE		48790		0	0
General Electric Co.	COM	369604103	2901	 77990 SH	SOLE		77990		0	0
Georgia Pac Crp Tmbr	COM	373298702	3265	 90140 SH	SOLE		90140		0	0
Hanover Comprssr. Co	COM	410768105	1043	 48200 SH	SOLE		48200		0	0
Home Depot Inc.		COM	437076102	2725	 71010 SH	SOLE		71010		0	0
Huaneng Pwr Intl ADR	COM	443304100	3632	157700 SH	SOLE		157700	0	0
Ing Groep NV ADR		COM	456837103	2556	 95740 SH	SOLE		95740		0	0
Kimberly Clark Corp.	COM	494368103	3339	 53850 SH	SOLE		53850		0	0
Lennar Corp.		COM	526057104	2871	 79670 SH	SOLE		79670		0	0
Ligand Pharm. Inc.	COM	53220K207	1740	189530 SH	SOLE		189530	0	0
Mirant Corp.		COM	604675108	1663	 75920 SH	SOLE		75920		0	0
Nabors Indus. Inc.	COM	629568106	 624	 29760 SH	SOLE		29760		0	0
Oracle Corp.		COM	68389X105	 189	 15000 SH	SOLE		15000		0	0
PMI Group Inc.		COM	69344M101	1560	 25000 SH	SOLE		25000		0	0
Pfizer Inc.			COM	717081103	2044	 50970 SH	SOLE		50970		0	0
Prologis Trust		COM	743410102	3030	143600 SH	SOLE		143600	0	0
Qualcomm Inc.		COM	747525103	2431	 51130 SH	SOLE		51130		0	0
SCP Pool Corp.		COM	784028102	1206	 56500 SH	SOLE		56500		0	0
Sara Lee Corp.		COM	803111103	3469	162870 SH	SOLE		162870	0	0
Smithfield Foods Inc	COM	832248108	1822	 86570 SH	SOLE		86570		0	0
Tyco Int'l Ltd (New)	COM	902124106	3343	 73475 SH	SOLE		73475		0	0
US Bancorp			COM	902973304	2784	125520 SH	SOLE		125520	0	0
Vornado Realty Trust	COM	929042109	3263	 82200 SH	SOLE		82200		0	0
Wal-Mart Stores, Inc	COM	931142103	3204	 64730 SH	SOLE		64730		0	0
Waste Management Inc	COM	94106L109	2689	100570 SH	SOLE		100570	0	0
Watson Pharm.		COM	942683103	2024	 36995 SH	SOLE		36995		0	0
Werner Ent. Inc.		COM	950755108	1497	 89560 SH	SOLE		89560		0	0
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